TRADE RECEIVABLES (Schedule of Aging of Gross Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 1,061	₪ 1,130
Allowance	162	188	₪ 193	₪ 190
Not Passed Due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	860	900
Allowance	₪ 20	₪ 19
Average expected loss rate	2.00%	2.00%
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 107	₪ 94
Allowance	₪ 58	₪ 53
Average expected loss rate	55.00%	56.00%
More than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 94	₪ 136
Allowance	₪ 84	₪ 116
Average expected loss rate	89.00%	85.00%